COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6: COMMITMENTS AND CONTINGENCIES

On November 13, 2020, the Company entered into a Master Clinical Research Organization Agreement (the "First Agreement"), and on December 3, 2020, the Company entered into a Master Clinical Trial Agreement (the "Second Agreement") both with Lotus Clinical Research as the Company's clinical research organization for the Company's planned Phase 3 trials of PRF-110, which started to take place in March 2023. During the fourth quarter of 2022 and throughout the first quarter of 2023 the Company and the Clinical Research Organization (the "CRO") negotiated the term of the First and the Second Agreements and mutually agreed to update the total milestone completion payment to $5.6 million and to update the payment for the actual number of evaluable subjects to $8.6 million.

Clinical trial expenses are charged to research and development expenses as incurred. The Company accrues expenses resulting from obligations under contracts with its CRO. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which services are provided. The Company’s objective is to reflect the appropriate trial expense in the financial statements by matching the appropriate expenses with the period in which services and efforts are expended. In the event advance payments are made to a CRO, the payments are recorded as prepaid clinical trial expenses and deferred clinical trial costs, which will be recognized as expenses as services are rendered.

As of June 30, 2023, the Company accounted for amounts of net $1,962 as prepaid clinical trial expenses and deferred clinical trial costs after recognizing cumulative costs of $3,271 in clinical trial expenses through June 2023. During the six months ended June 2023, the Company recognized clinical trial expenses of $2,042.